Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

December 31, 2020

TAN-QTLY-0221
1.849900.113

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 36.0%
	Shares	Value
Fidelity Emerging Markets Equity Central Fund (a)	435,072	$125,631,450
Fidelity International Equity Central Fund (a)	1,313,320	126,682,830
Fidelity Real Estate Equity Central Fund (a)	94,357	11,015,190
Fidelity U.S. Equity Central Fund (a)	5,024,079	581,939,074
TOTAL EQUITY CENTRAL FUNDS
(Cost $578,948,263)		845,268,544

Fixed-Income Central Funds - 52.5%
High Yield Fixed-Income Funds - 3.8%
Fidelity Emerging Markets Debt Central Fund (a)	2,369,774	22,204,787
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	97,271	10,536,343
Fidelity Floating Rate Central Fund (a)	173,955	17,230,242
Fidelity High Income Central Fund (a)	349,661	38,329,802

TOTAL HIGH YIELD FIXED-INCOME FUNDS		88,301,174

Investment Grade Fixed-Income Funds - 48.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	902,921	98,544,808
Fidelity International Credit Central Fund (a)	299,087	31,182,798
Fidelity Investment Grade Bond Central Fund (a)	8,657,254	1,013,504,745

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,143,232,351

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,145,675,687)		1,231,533,525

Money Market Central Funds - 9.3%
Fidelity Cash Central Fund 0.11% (b)	40,171,873	40,179,908
Fidelity Money Market Central Fund 0.22% (b)	178,851,324	178,851,324
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $219,033,084)		219,031,232
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.07% 3/11/21 to 4/1/21 (c)
(Cost $6,169,202)	6,170,000	6,169,139
	Shares	Value

Investment Companies - 1.9%
iShares 20+ Year Treasury Bond ETF	207,777	$32,772,666
iShares MSCI Japan ETF	174,756	11,806,515
TOTAL INVESTMENT COMPANIES
(Cost $42,397,907)		44,579,181
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,992,224,143)		2,346,581,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		(730,201)
NET ASSETS - 100%		$2,345,851,420

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	484	March 2021	$90,720,960	$(1,839,700)	$(1,839,700)

The notional amount of futures sold as a percentage of Net Assets is 3.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,169,139.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118
Fidelity Emerging Markets Debt Central Fund	5,446
Fidelity Floating Rate Central Fund	4,101
Fidelity High Income Central Fund	24,754
Fidelity Inflation-Protected Bond Index Central Fund	1,434
Fidelity International Credit Central Fund	366
Fidelity Investment Grade Bond Central Fund	139,777
Fidelity Money Market Central Fund	2,115
Total	$178,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$18,920,927	$2,540,141	$131,516	$(4,463)	$879,698	$22,204,787	0.8
Fidelity Emerging Markets Debt Local Currency Central Fund	9,613,399	137,361	--	--	785,583	10,536,343	6.4
Fidelity Emerging Markets Equity Central Fund	96,461,082	7,937,457	394,326	23,943	21,603,294	125,631,450	5.1
Fidelity Floating Rate Central Fund	9,430,122	7,559,526	43,460	344	283,710	17,230,242	0.9
Fidelity High Income Central Fund	36,075,535	3,319,581	2,887,514	19,580	1,802,620	38,329,802	1.6
Fidelity Inflation-Protected Bond Index Central Fund	124,013,147	8,787,903	34,546,333	1,343,863	(1,053,772)	98,544,808	7.3
Fidelity International Credit Central Fund	30,732,001	3,393,513	2,859,492	52,993	(215,492)	31,182,798	6.8
Fidelity International Equity Central Fund	102,252,557	10,016,991	542,909	16,675	14,939,516	126,682,830	3.6
Fidelity Investment Grade Bond Central Fund	930,234,358	98,184,124	4,106,799	(12,233)	(10,794,705)	1,013,504,745	3.3
Fidelity Real Estate Equity Central Fund	9,379,156	900,944	42,095	901	776,284	11,015,190	1.4
Fidelity U.S. Equity Central Fund	474,584,245	35,939,333	1,709,352	(232,768)	73,357,616	581,939,074	2.3
	1,841,696,529	178,716,874	47,263,796	1,208,835	102,364,352	2,076,802,069

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.